DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of derivative financial instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
15 DERIVATIVE FINANCIAL INSTRUMENTS
The fair values and notional amounts of derivative instruments are set out in the following table:

	2020			2019
	Contract/ notional amount	Fair value assets	Fair value liabilities	Contract/ notional amount	Fair value assets	Fair value liabilities
The Group	£m	£m	£m	£m	£m	£m
Trading and other
Exchange rate contracts:
Spot, forwards and futures	15,055	360	124	11,066	272	142
Currency swaps	147,303	1,314	1,650	156,224	1,184	2,492
Options purchased	12	—	—	681	9	—
Options written	12	—	—	681	—	9
	162,382	1,674	1,774	168,652	1,465	2,643
Interest rate contracts:
Interest rate swaps	1,312,974	5,872	5,421	1,822,407	5,779	5,685
Forward rate agreements	81,305	—	3	30,192	1	2
Options purchased	3,745	55	—	4,124	77	—
Options written	3,064	—	62	3,682	—	78
	1,401,088	5,927	5,486	1,860,405	5,857	5,765
Credit derivatives	5,362	65	120	7,546	39	99
Equity and other contracts	50	1	258	338	16	295
Total derivative assets/liabilities - trading and other	1,568,882	7,667	7,638	2,036,941	7,377	8,802
Hedging
Derivatives designated as fair value hedges:
Currency swaps	36	11	—	34	8	—
Interest rate swaps	185,958	336	255	160,942	696	229
	185,994	347	255	160,976	704	229
Derivatives designated as cash flow hedges:
Interest rate swaps	316,776	290	262	417,718	343	736
Currency swaps	4,030	37	73	7,593	70	64
	320,806	327	335	425,311	413	800
Total derivative assets/liabilities - hedging	506,800	674	590	586,287	1,117	1,029
Total recognised derivative assets/liabilities	2,075,682	8,341	8,228	2,623,228	8,494	9,831
The notional amount of the contract does not represent the Group’s exposure to credit risk which is limited to the current cost of replacing contracts with a positive value to the Group should the counterparty default. To reduce credit risk the Group uses a variety of credit enhancement techniques such as netting and collateralisation, where security is provided against the exposure; a large proportion of the Group's derivatives are held through exchanges such as London Clearing House and are collateralised through those exchanges. Further details are provided in note 45 Credit risk.
The Group holds derivatives as part of the following strategies:
–Customer driven, where derivatives are held as part of the provision of risk management products to Group customers;
–To manage and hedge the Group’s interest rate and foreign exchange risk arising from normal banking business. The hedge accounting strategy adopted by the Group is to utilise a combination of fair value and cash flow hedge approaches as described in note 45.
The principal derivatives used by the Group are as follows:
–Interest rate related contracts include interest rate swaps, forward rate agreements and options. An interest rate swap is an agreement between two parties to exchange fixed and floating interest payments, based upon interest rates defined in the contract, without the exchange of the underlying principal amounts. Forward rate agreements are contracts for the payment of the difference between a specified rate of interest and a reference rate, applied to a notional principal amount at a specific date in the future. An interest rate option gives the buyer, on payment of a premium, the right, but not the obligation, to fix the rate of interest on a future loan or deposit, for a specified period and commencing on a specified future date.
–Exchange rate related contracts include forward foreign exchange contracts, currency swaps and options. A forward foreign exchange contract is an agreement to buy or sell a specified amount of foreign currency on a specified future date at an agreed rate. Currency swaps generally involve the exchange of interest payment obligations denominated in different currencies; the exchange of principal can be notional or actual. A currency option gives the buyer, on payment of a premium, the right, but not the obligation, to sell specified amounts of currency at agreed rates of exchange on or before a specified future date.
–Credit derivatives, principally credit default swaps, are used by the Group as part of its trading activity and to manage its own exposure to credit risk. A credit default swap is a swap in which one counterparty receives a premium at pre-set intervals in consideration for guaranteeing to make a specific payment should a negative credit event take place.
–Equity derivatives are also used by the Group as part of its equity-based retail product activity to eliminate the Group’s exposure to fluctuations in various international stock exchange indices. Index-linked equity options are purchased which give the Group the right, but not the obligation, to buy or sell a specified amount of equities, or basket of equities, in the form of published indices on or before a specified future date.
Details of the Group’s hedging instruments are set out below:

	Maturity
	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
The Group - At 31 December 2020	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate
Cross currency swap
Notional	—	—	—	—	36	36
Average fixed interest rate	—	—	—	—	1.28%
Average EUR/GBP exchange rate	—	—	—	—	1.38
Interest rate swap
Notional	6,032	6,031	37,531	116,487	19,877	185,958
Average fixed interest rate	2.01%	1.69%	1.49%	1.23%	2.07%
Cash flow hedges
Foreign exchange
Currency swap
Notional	28	102	408	941	2,551	4,030
Average USD/GBP exchange rate	1.30	1.31	1.30	1.32	1.32
Interest rate
Interest rate swap
Notional	5,026	11,449	41,348	164,893	94,060	316,776
Average fixed interest rate	1.09%	1.05%	1.18%	1.57%	2.36%

	Maturity
	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
The Group - At 31 December 2019	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate
Cross currency swap
Notional	—	—	—	—	34	34
Average fixed interest rate	—	—	—	—	1.28%
Average EUR/GBP exchange rate	—	—	—	—	1.38
Interest rate swap
Notional	331	9,305	37,948	91,535	21,823	160,942
Average fixed interest rate	2.58%	1.74%	1.22%	1.78%	2.72%
Cash flow hedges
Foreign exchange
Currency swap
Notional	—	364	390	1,766	5,073	7,593
Average EUR/GBP exchange rate	—	—	1.21	1.10	—
Average USD/GBP exchange rate	—	1.33	1.36	1.30	1.30
Interest rate
Interest rate swap
Notional	9,395	23,424	57,950	205,603	121,346	417,718
Average fixed interest rate	1.06%	1.23%	1.29%	1.48%	2.43%
The carrying amounts of the Group’s hedging instruments are as follows:

	Carrying amount of the hedging instrument
	Contract/ notional amount	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness
The Group - At 31 December 2020	£m	£m	£m	£m
Fair value hedges
Interest rate
Currency swaps	36	11	—	1
Interest rate swaps	185,958	336	255	(88)
Cash flow hedges
Foreign exchange
Currency swaps	4,030	37	73	(64)
Interest rate
Interest rate swaps	316,776	290	262	527

	Carrying amount of the hedging instrument
	Contract/ notional amount	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness
The Group - At 31 December 2019	£m	£m	£m	£m
Fair value hedges
Interest rate
Currency swaps	34	8	—	2
Interest rate swaps	160,942	696	229	351
Cash flow hedges
Foreign exchange
Currency swaps	7,593	70	64	(141)
Interest rate
Interest rate swaps	417,718	343	736	920
All amounts are held within Derivative financial instruments.
The Group’s hedged items are as follows:

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for ineffectiveness assessment	Cash flow hedge reserve
						Continuing hedges	Discontinued hedges
	Assets	Liabilities	Assets	Liabilities
The Group - At 31 December 2020	£m	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate
Fixed rate mortgages[1]	125,183	—	661	—	355
Fixed rate issuance[2]	—	37,323	—	1,357	(179)
Fixed rate borrowings[3]	—	1,404	—	304	(184)
Fixed rate bonds[4]	24,111	—	1,178	—	641
Cash flow hedges
Foreign exchange
Foreign currency issuance[2]					(8)	(40)	64
Customer deposits[5]					74	13	(41)
Interest rate
Customer loans[1]					(508)	1,918	(2)
Central bank balances[6]					(71)	19	270
Customer deposits[5]					38	(233)	97

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for ineffectiveness assessment	Cash flow hedge reserve
						Continuing hedges	Discontinued hedges
	Assets	Liabilities	Assets	Liabilities
The Group - At 31 December 2019	£m	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate
Fixed rate mortgages[1]	83,818	—	154	—	(73)
Fixed rate issuance[2]	—	47,689	—	1,590	(326)
Fixed rate borrowings[3]	—	1,272	—	136	(206)
Fixed rate bonds[4]	21,354	—	660	—	405
Cash flow hedges
Foreign exchange
Foreign currency issuance[2]					28	(20)	90
Customer deposits[5]					116	18	(48)
Interest rate
Customer loans[1]					(657)	1,226	531
Central bank balances[6]					(220)	85	163
Customer deposits[5]					(1)	(40)	6
1Included within loans and advances to customers.
2Included within debt securities in issue.
3Included within amounts due to fellow Lloyds Banking Group undertakings.
4Included within financial assets at fair value through other comprehensive income.
5Included within customer deposits.
6Included within cash and balances at central banks.
The accumulated amount of fair value hedge adjustments remaining in the balance sheet for hedged items that have ceased to be adjusted for hedging gains and losses is a liability of £360 million (fixed rate issuance liability of £360 million, fixed rate bonds and mortgages £nil) (2019: liability of £315 million (fixed rate issuance liability of £344 million, fixed rate bonds asset of £29 million and fixed rate mortgages of £nil)).
Gains and losses arising from hedge accounting are summarised as follows:

	Gain (loss) recognised in other comprehensive income	Hedge ineffectiveness recognised in the income statement[1]	Amounts reclassified from reserves to income statement as:
			Hedged cash flows will no longer occur	Hedged item affected income statement	Income statement line item that includes reclassified amount
The Group - At 31 December 2020	£m	£m	£m	£m
Fair value hedges
Interest rate
Fixed rate mortgages		571
Fixed rate issuance		(35)
Fixed rate borrowings		1
Fixed rate bonds		9
Cash flow hedges
Foreign exchange
Foreign currency issuance	(45)	—	(6)	(47)	Interest expense
Customer deposits	3	—	—	9	Interest expense
Interest rate
Customer loans	23	262	—	(633)	Interest income
Central bank balances	28	(3)	—	(95)	Interest income
Customer deposits	(27)	—	—	45	Interest expense

	Gain (loss) recognised in other comprehensive income	Hedge ineffectiveness recognised in the income statement[1]	Amounts reclassified from reserves to income statement as:
			Hedged cash flows will no longer occur	Hedged item affected income statement	Income statement line item that includes reclassified amount
The Group - At 31 December 2019	£m	£m	£m	£m
Fair value hedges
Interest rate
Fixed rate mortgages		186
Fixed rate issuance		(28)
Fixed rate borrowings		6
Fixed rate bonds		(11)
Cash flow hedges
Foreign exchange
Foreign currency issuance	(202)	—	(101)	(73)	Interest expense
Customer deposits	(22)	—	—	6	Interest expense
Interest rate
Customer loans	616	99	—	(367)	Interest income
Central bank balances	194	32	—	(52)	Interest income
Customer deposits	—	—	—	7	Interest expense
1Hedge ineffectiveness is included in the income statement within net trading income.
There was a gain of £6 million (2019: gain of £101 million) reclassified from the cash flow hedging reserve for which hedge accounting had previously been used but for which the hedged future cash flows are no longer expected to occur.
At 31 December 2020 £7,393 million of total recognised derivative assets of the Group and £7,064 million of total recognised derivative liabilities of the Group (2019: £7,569 million of assets and £9,213 million of liabilities) had a contractual residual maturity of greater than one year.

	2020			2019
	Contract/ notional amount	Fair value assets	Fair value liabilities	Contract/ notional amount	Fair value assets	Fair value liabilities
The Bank	£m	£m	£m	£m	£m	£m
Trading and other
Exchange rate contracts:
Spot, forwards and futures	14,117	268	83	8,564	154	123
Currency swaps	168,605	1,683	1,960	183,675	1,401	2,748
Options purchased	12	—	—	682	9	—
Options written	11	—	—	682	—	9
	182,745	1,951	2,043	193,603	1,564	2,880
Interest rate contracts:
Interest rate swaps	1,762,919	10,287	8,562	2,370,877	11,714	10,776
Forward rate agreements	84,245	—	4	30,192	1	2
Options purchased	3,824	56	—	4,176	78	—
Options written	3,025	—	75	3,697	—	89
	1,854,013	10,343	8,641	2,408,942	11,793	10,867
Credit derivatives	5,407	59	99	4,618	59	182
Equity and other contracts	3	—	—	368	15	15
Total derivative assets/liabilities - trading and other	2,042,168	12,353	10,783	2,607,531	13,431	13,944
Hedging
Derivatives designated as fair value hedges:
Currency swaps	36	11	—	34	8	—
Interest rate swaps	58,030	217	221	66,833	153	213
	58,066	228	221	66,867	161	213
Derivatives designated as cash flow hedges:
Interest rate swaps	93,353	11	42	130,477	9	35
Currency swaps	616	3	26	1,101	37	19
	93,969	14	68	131,578	46	54
Total derivative assets/liabilities - hedging	152,035	242	289	198,445	207	267
Total recognised derivative assets/liabilities	2,194,203	12,595	11,072	2,805,976	13,638	14,211
Details of the Bank’s hedging instruments are set out below:

	Maturity
	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
The Bank - At 31 December 2020	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate
Cross currency swap
Notional	—	—	—	—	36	36
Average fixed interest rate	—	—	—	—	1.28%
Average EUR/GBP exchange rate	—	—	—	—	1.38
Interest rate swap
Notional	2,421	489	3,386	31,239	20,495	58,030
Average fixed interest rate	1.94%	1.67%	2.13%	1.82%	1.89%
Cash flow hedges
Foreign exchange
Currency swap
Notional	25	130	296	165	—	616
Average EUR/GBP exchange rate	—	—	1.13	1.11	—
Average USD/GBP exchange rate	1.30	1.30	1.31	1.34	—
Interest rate
Interest rate swap
Notional	844	4,363	9,375	67,534	11,237	93,353
Average fixed interest rate	1.40%	1.07%	1.00%	1.47%	2.33%

	Maturity
	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
The Bank - At 31 December 2019	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate
Cross currency swap
Notional	—	—	—	—	34	34
Average fixed interest rate	—	—	—	—	1.28%
Average EUR/GBP exchange rate	—	—	—	—	1.38
Interest rate swap
Notional	331	1,445	8,378	34,930	21,749	66,833
Average fixed interest rate	2.58%	2.39%	1.49%	1.82%	2.24%
Cash flow hedges
Foreign exchange
Currency swap
Notional	53	210	539	299	—	1,101
Average EUR/GBP exchange rate	—	—	1.15	1.11	—
Average USD/GBP exchange rate	1.37	1.38	1.36	1.36	—
Interest rate
Interest rate swap
Notional	3,473	6,771	22,444	66,892	30,897	130,477
Average fixed interest rate	1.10%	1.58%	1.57%	1.41%	1.93%
The carrying amounts of the Bank’s hedging instruments are as follows:

	Carrying amount of the hedging instrument
	Contract/ notional amount	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness
The Bank - At 31 December 2020	£m	£m	£m	£m
Fair value hedges
Interest rate
Currency swaps	36	11	—	1
Interest rate swaps	58,030	217	221	(226)
Cash flow hedges
Foreign exchange
Currency swaps	616	3	26	4
Interest rate
Interest rate swaps	93,353	11	42	130

	Carrying amount of the hedging instrument
	Contract/ notional amount	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness
The Bank - At 31 December 2019	£m	£m	£m	£m
Fair value hedges
Interest rate
Currency swaps	34	8	—	2
Interest rate swaps	66,833	153	213	118
Cash flow hedges
Foreign exchange
Currency swaps	1,101	37	19	(31)
Interest rate
Interest rate swaps	130,477	9	35	777
All amounts are held within Derivative financial instruments.
The Bank’s hedged items are as follows:

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for ineffectiveness assessment	Cash flow hedge reserve
						Continuing hedges	Discontinued hedges
	Assets	Liabilities	Assets	Liabilities
The Bank - At 31 December 2020	£m	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate
Fixed rate issuance[1]	—	32,044	—	793	(243)
Fixed rate borrowings[2]	—	1,404	—	304	(184)
Fixed rate bonds[3]	23,239	—	1,158	—	625
Cash flow hedges
Foreign exchange
Foreign currency issuance[1]					(4)	(49)	16
Interest rate
Customer loans[4]					(119)	1,486	281
Central bank balances5					—	—	324
Customer deposits[6]					15	(189)	3

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for ineffectiveness assessment	Cash flow hedge reserve
						Continuing hedges	Discontinued hedges
	Assets	Liabilities	Assets	Liabilities
The Bank - At 31 December 2019	£m	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate
Fixed rate issuance[1]	—	40,557	—	565	(357)
Fixed rate borrowings[2]	—	1,272	—	136	(206)
Fixed rate bonds[3]	20,632	—	655	—	400
Cash flow hedges
Foreign exchange
Foreign currency issuance[1]					31	(38)	7
Interest rate
Customer loans[4]					(344)	1,037	881
Central bank balances[5]					(388)	—	441
Customer deposits[6]					(1)	(126)	(58)
1Included within debt securities in issue.
2Included within amounts due to fellow Lloyds Banking Group undertakings.
3Included within financial assets at fair value through other comprehensive income.
4Included within loans and advances to customers.
5Included within cash and balances at central banks.
6Included within customer deposits.
The accumulated amount of fair value hedge adjustments remaining in the balance sheet for hedged items that have ceased to be adjusted for hedging gains and losses is an asset of £9 million (fixed rate issuance asset of £9 million, fixed rate bonds and mortgages £nil) (2019: asset of £54 million (fixed rate issuance asset of £25 million, fixed rate bonds asset of £29 million and fixed rate mortgages of £nil)).
Gains and losses arising from hedge accounting are summarised as follows:

	Gain (loss) recognised in other comprehensive income	Hedge ineffectiveness recognised in the income statement[1]	Amounts reclassified from reserves to income statement as:
			Hedged cash flows will no longer occur	Hedged item affected income statement	Income statement line item that includes reclassified amount
The Bank - At 31 December 2020	£m	£m	£m	£m
Fair value hedges
Interest rate
Fixed rate mortgages		—
Fixed rate issuance		(35)
Fixed rate bonds		8
Fixed rate borrowings		—
Cash flow hedges
Foreign exchange
Foreign currency issuance	(1)	—	(1)	(4)	Interest expense
Interest rate
Customer loans	(166)	(31)	—	(324)	Interest income
Central bank balances	(111)	—	—	(60)	Interest income
Customer deposits	8	4	—	34	Interest expense

	Gain (loss) recognised in other comprehensive income	Hedge ineffectiveness recognised in the income statement[1]	Amounts reclassified from reserves to income statement as:
			Hedged cash flows will no longer occur	Hedged item affected income statement	Income statement line item that includes reclassified amount
The Bank - At 31 December 2019	£m	£m	£m	£m
Fair value hedges
Interest rate
Fixed rate mortgages		(15)
Fixed rate issuance		(38)
Fixed rate bonds		4
Fixed rate borrowings		6
Cash flow hedges
Foreign exchange
Foreign currency issuance	(67)	—	(25)	(11)	Interest expense
Interest rate
Customer loans	125	27	—	(363)	Interest income
Central bank balances	361	35	—	(84)	Interest income
Customer deposits	25	—	—	35	Interest expense
1Hedge ineffectiveness is included in the income statement within net trading income.
There was a gain of £1 million (2019: gain of £25 million) reclassified from the cash flow hedging reserve for which hedge accounting had previously been used but for which the hedged future cash flows are no longer expected to occur.
At 31 December 2020 £11,755 million of total recognised derivative assets of the Bank and £10,009 million of total recognised derivative liabilities of the Bank (2019: £4,256 million of assets and £5,101 million of liabilities) had a contractual residual maturity of greater than one year.